Overview: (Details 3) - MXN ($) $ in Thousands	Dec. 31, 2018	May 25, 2018	Oct. 19, 2017	Sep. 30, 2017
Non-controlling interest at the combination date	$ 6,302,205	$ (327,003)	$ 310,827
Total purchase consideration			$ 4,100,624	$ 3,789,797